UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

☒	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period January 1, 2012 to March 31, 2012

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period

Date of Report (Date of earliest event reported):  May 11, 2012

Saxon Asset Securities Company
Name of Securitizer

Commission File Number of securitizer:  333-131712

Central Index Key Number of securitizer:   0001014299

James Y. Lee, Executive Director, Phone: (212) 762-6148
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to
Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to
Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to
Rule 15Ga-1(c)(2)(ii) ☐

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga–1 Representations and Warranties Disclosure

The disclosures required to be filed by Saxon Asset Securities Company (the “Securitizer”) by Rule 15Ga-1 (17 CFR 240.15Ga-1) according to the filing requirements of Rule 15Ga-1(c)(2)(i) are included as Exhibit 99.1.  See Item 2.

This Form ABS-15G/A amends the Asset-Backed Securitizer Report on Form ABS-15G (the “Form ABS-15G”), dated and filed as of May 11, 2012, with respect to the Securitizer.  The sole purpose of this amendment is to revise footnote 1 to Exhibit No. 99.1 to the Form ABS-15G; there are no other changes to the Form ABS-15G.

Item 2. Exhibits

99.1           The table required to be filed by the Securitizer by Rule 15Ga-1(c)(2)(i) according to the filing requirements of Rule 15Ga-1(c)(2)(i).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Saxon Asset Securities Company (Securitizer)

By:	/s/ John Kim
Name: John Kim
Title: Vice President

Date:  September 4, 2012

Exhibit Index

Exhibit 99.1	The table required to be filed by the Securitizer by Rule 15Ga-1(c)(2)(i) according to the filing requirements of Rule 15Ga-1(c)(2)(i).